Janus Aspen Series

Janus Henderson Mid Cap Value Portfolio

Supplement dated March 7, 2018

to Currently Effective Prospectuses

The following supplements the prospectuses for Janus Henderson Mid Cap Value Portfolio, as noted below.

1.	Thomas M. Perkins intends to retire from Perkins Investment Management LLC prior to the end of 2018. He intends to remain Co-Portfolio Manager to Janus Henderson Mid Cap Value Portfolio through June 30, 2018.

Please retain this Supplement with your records.

Janus Aspen Series

Janus Henderson Mid Cap Value Portfolio

Supplement dated March 7, 2018

to Currently Effective Statements of Additional Information

The following supplements the statements of additional information with respect to Janus Henderson Mid Cap Value Portfolio.

1.	Thomas M. Perkins intends to retire from Perkins Investment Management LLC prior to the end of 2018. He intends to remain Co-Portfolio Manager to Janus Henderson Mid Cap Value Portfolio through June 30, 2018.

Please retain this Supplement with your records.